Parent Company Only Financial Information	12 Months Ended
Dec. 31, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Parent Company Only Financial Information
(26)	Parent Company Only Financial Information

The holding Company’s unconsolidated financial information at December 31, 2016 and 2015 and for the years ended December 31, 2016 and 2015 are as follows (in thousands):

Condensed Balance Sheet (in thousands)	December 31,
	2016	2015
Assets
Cash	$3,180	$11,671
Investment in Subsidiary	115,830	56,193
Other assets	4,246	3,604

Total Assets	$123,256	$71,468

Liabilities and Stockholder Equity
Subordinated notes	$11,000	$—
Other liabilities	155	74

Stockholder’s Equity	112,101	71,394

Total liabilities and Stockholder Equity	$123,256	$71,468

Condensed Statement of Operations (in thousands)	December 31,
	2016	2015
Revenues	$104	$106
Expenses	(1,110)	(1,222)
Income tax benefit	379	319

Loss before net loss of subsidiary	(627)	(797)

Net income (loss) of subsidiary	584	(1,434)

Net loss	$(43)	$(2,231)

Condensed Statement of Cash Flows (in thousands)	December 31,
	2016	2015
Net loss:	$(43)	$(2,231)
Adjustments to reconcile net loss to net cash used in operating activities:
Equity in (income) loss of subsidiary	(584)	1,434
Change in other assets and other liabilities	(238)	(256)
Stock-based compensation expense	266	220

Net cash used in operating activities	(599)	(833)

Cash flows from investing activities:
Dividends received from subsidiary	—	18,800
Cash received (paid) in acquisition	108	(34,676)
Investment to bank subsidiary, net ESOP	(19,000)	—

Net cash used in investing activities	(18,892)	(15,876)

Cash flows from financing activities:
Net proceeds received from stock issuance	—	11,359
Net proceeds received from subordinated notes issuance	11,000	—
Payment of Dividend to Preferred Stock	—	(14)

Net cash provided by financing activities	11,000	11,345

Net Decrease in Cash	$(8,491)	$(5,364)
Cash at beginning of year	11,671	17,035

Cash at end of year	$3,180	$11,671

Noncash items:
Accumulated other comprehensive loss, net change in unrealized gain on securities available for sale, net of taxes	$(929)	$(108)

Employee stock option expense from subsidiary	$492	$371

Employee stock ownership plan expense from subsidiary	$193	$171